Lincoln Variable Insurance Products Trust
LVIP Delaware Wealth Builder Fund

Supplement Dated October 2, 2020
to the Prospectus dated May 1, 2020

This Supplement updates certain information in the Prospectus for the LVIP Delaware Wealth Builder Fund (the “Fund”). You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the Prospectus is amended as follows:

1.	The information under “Principal Investment Strategies” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Delaware Investments Fund Advisers (“DIFA” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA (collectively the “Affiliated Sub-Advisers”). For purposes of this section, a reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and U.S. government securities. Under normal circumstances, at least 50% of the Fund’s total assets may be invested in income-generating equity securities, including real estate investment trusts (REITs). While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets may be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets may be invested in any one industry sector nor, as to 75% of the Fund’s total assets, more than 5% may be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund does not invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

In allocating assets, MIMAK applies a dedicated yield focus for existing asset classes, uses systematic strategies to expand the investment universe and implements a systematic yield-enhancing security selection process.

MIMAK’s dynamic asset-allocation framework is used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

It is expected that the proportion of the Fund’s total assets invested in income-generating equity securities and equity equivalent securities may vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities may correspondingly vary from 0% to 50% of the Fund’s total assets.

In addition, the Sub-Adviser may seek investment advice and recommendations from MIMEL and MIMGL. the Sub-Adviser may also permit MIMEL, MIMGL, and MFMHKL to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the it believes it will be beneficial to utilize the Affiliated

Sub-Adviser’s specialized market knowledge, and the Sub-Adviser may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Fund may engage in frequent and active trading of portfolio investments.

2.	The “Principal Risks” section beginning on page 2 of the Prospectus is amended to include the following:

●          Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

3.	The “Investment Adviser and Sub-Adviser” section on page 5 of the Prospectus is amended to include the following:

Investment Sub-Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage (“MIMAK”)

Investment Sub-Sub-Adviser: Macquarie Investment Management Global Limited (“MIMGL”)

Investment Sub-Sub-Adviser: Macquarie Funds Management Hong Kong Limited (“MFMHKL”)

Investment Sub-Sub-Adviser: Macquarie Investment Management Europe Limited (“MIMEL”)

4.	Christopher Gowlland is no longer a portfolio manager for the Fund. Any information previously provided about Mr. Gowlland is deleted in its entirety.

5.	The information under “Portfolio Managers” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

MIMAK Portfolio Managers	Company Title	Experience with Fund
Stefan Löwenthal	Senior Vice President, Chief Investment Officer – Global Multi-Asset Team	Since October 2020
Jürgen Wurzer	Deputy Head of Portfolio Manager – Global Multi-Asset Team	Since October 2020

6.	The information under “Investment Objective and Principal Investment Strategies” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

The investment objective of the Fund is to seek to provide a responsible level of income and the potential for capital appreciation. The objective is non-fundamental and may be changed without shareholder approval.

Lincoln Investment Advisors Corporation (the “Adviser”) serves as the investment adviser to the Fund. Delaware Investments Fund Advisers (“DIFA” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA (collectively the “Affiliated Sub-Advisers”). For purposes of this section, a reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation.

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and U.S. government securities. Under normal circumstances, at least 50% of the Fund’s total assets may be invested in income-generating equity securities, including real estate investment trusts (REITs). While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets may be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets may be invested in any one industry sector nor, as to 75% of the Fund’s total assets, more than 5% may be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund does not invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

In allocating assets, MIMAK applies a dedicated yield focus for existing asset classes, uses systematic strategies to expand the investment universe and implements a systematic yield-enhancing security selection process.

MIMAK’s dynamic asset-allocation framework is used to determine the proportion of the Fund’s assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

It is expected that the proportion of the Fund’s total assets invested in income-generating equity securities and equity equivalent securities may vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities may correspondingly vary from 0% to 50% of the Fund’s total assets.

In addition, the Sub-Adviser may seek investment advice and recommendations from MIMEL and MIMGL. The Sub-Adviser may also permit MIMEL, MIMGL, and MFMHKL to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the it believes it will be beneficial to utilize the Affiliated Sub-Adviser’s specialized market knowledge, and the Sub-Adviser may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Fund may use a wide range of derivative instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Fund may engage in frequent and active trading of portfolio investments.

The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

7.	The “Principal Risks” section beginning on page 6 of the Prospectus is amended to include the following:

Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.

8.	The following information is added below the “Sub-Adviser” section on page 11 of the Prospectus:

Sub-Sub-Advisers

MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Sub-Adviser and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. Although the Sub-Adviser has ultimate responsibility for all investment advisory services, MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For purposes of this section, a reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Sub-Adviser and a part of MIM. Although the Sub-Adviser has principal responsibility for the Fund, it may seek investment advice, quantitative support, and recommendations from MIMGL; and may also permit MIMGL to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize MIMGL’s specialized market knowledge. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Sub-Adviser and a part of MIM. Although the Sub-Adviser has principal responsibility for the Fund, it may seek investment advice and recommendations from MIMEL and may also permit MIMEL to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where it believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

MFMHKL, located at Level 18, One International Finance Centre, One Harbour View Street, Central, Hong Kong. MFMHKL is an affiliate of the Sub-Adviser and a part of MIM. Although the Sub-Adviser has principal responsibility for the Fund, it may permit MFMHKL to execute Fund security trades on behalf of the Sub-Adviser.

9.	The “DIFA Portfolio Managers” section on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

MIMAK Portfolio Managers	Stefan Löwenthal and Jürgen Wurzer of MIMAK are primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation.

Stefan Löwenthal joined the firm in February 2008 and is currently the Chief Investment Officer for MIMAK, a role he assumed in February 2013. Mr. Löwenthal heads the Global Multi-Asset Team based in Vienna, which is responsible for all asset allocation and security selection decisions, the management of mutual funds, as well as the development of new investment strategies. In addition, Mr. Löwenthal oversees the investment policy committee, which is responsible for strategic investment decisions at MIMAK. Mr. Löwenthal holds a Master of Management Science from Vienna University of Economics and Business.

Jürgen Wurzer rejoined MIMAK in April 2018 as Deputy Head of Portfolio Management for the firm’s Global Multi-Asset Team based in Vienna. Mr. Wurzer previously worked at Erste Asset Management as a senior fund manager on the multi asset management team, from September 2016 to March 2018, and MIMAK from January 2007 to August 2016 as senior investment manager on the global multi asset team. Mr. Wurzer graduated from the University of Applied Sciences Wiener Neustadt with a master’s degree.

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Lincoln Variable Insurance Products Trust
LVIP Delaware Wealth Builder Fund

Supplement Dated October 2, 2020
to the Statement of Additional Information dated May 1, 2020

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Delaware Wealth Builder Fund (the “Fund”). You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, the SAI is amended as follows:

1.	Christopher Gowlland is no longer a portfolio manager for the Fund. Any information previously provided about Mr. Gowlland is hereby deleted in its entirety.

2.	The following information is added alphabetically to the chart on page 42 of the SAI to the Other Accounts Managed section under the heading Portfolio Managers:

Adviser/Sub-Adviser Portfolio Manager(s)	Total No. of Other Accounts	Total Assets of Other Accounts Managed	No. of Accounts Paying Performance Fees	Total Assets of Accounts Paying Performance Fees
Macquarie Investment Management Austria Kapitalanlage (As of July 31, 2020)
Stefan Löwenthal
Registered Investment Companies	5	$1.3 billion	0	$0
Other Pooled Investment Vehicles	51	$1.8 billion	0	$0
Other Accounts	17	$1.5 billion	0	$0
Jürgen Wurzer
Registered Investment Companies	5	$1.3 billion	0	$0
Other Pooled Investment Vehicles	51	$1.8 billion	0	$0
Other Accounts	17	$1.5 billion	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE